Other Expenses	12 Months Ended
Dec. 31, 2011
Other Expenses [Abstract]
Other Expenses

19. Other Expenses

Information on other expenses was as follows:

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Compensation	$5,287	$3,575	$3,394
Pension, postretirement & postemployment benefit costs	463	380	452
Commissions	6,378	3,607	3,393
Volume-related costs	335	379	407
Interest credited to bank deposits	95	137	163
Capitalization of DAC	(5,558)	(2,770)	(2,502)
Amortization of DAC and VOBA	4,898	2,477	1,055
Amortization of negative VOBA	(697)	(64)	—
Interest expense on debt and debt issuance costs	1,629	1,550	1,044
Premium taxes, licenses & fees	633	513	526
Professional services	1,597	1,103	901
Rent, net of sublease income	426	305	383
Other	3,051	1,735	1,545

Total other expenses	$18,537	$12,927	$10,761

Capitalization of DAC and Amortization of DAC and VOBA

See Note 6 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization. See also Note 10 for a description of the DAC amortization impact associated with the closed block. See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

Interest Expense on Debt and Debt Issuance Costs

See Notes 11, 12, 13 and 14 for attribution of interest expense by debt issuance. Interest expense on debt and debt issuance costs includes interest expense related to CSEs. See Note 3.

Lease Impairments

See Note 16 for description of lease impairments included within other expenses.

Costs Related to the Acquisition

Transaction and Integration-Related Expenses

The Company incurred transaction costs of $3 million and $100 million for the years ended December 31, 2011 and 2010, respectively. Transaction costs represent costs directly related to effecting the Acquisition and primarily include banking and legal expenses. Such costs have been expensed as incurred within Corporate & Other.

Integration-related costs were $362 million and $176 million for the years ended December 31, 2011 and 2010, respectively. Integration-related costs represent costs directly related to integrating ALICO, including expenses for consulting, rebranding and the integration of information systems. Such costs have been expensed as incurred and as the integration of ALICO is an enterprise-wide initiative, these expenses are reported within Corporate & Other.

Restructuring Charges

As part of the integration of ALICO’s operations, management initiated restructuring plans focused on increasing productivity and improving the efficiency of the Company’s operations. See Note 2. Estimated restructuring charges may change as management continues to execute its restructuring plans. Management anticipates further restructuring charges, including severance, contract termination costs and other associated costs through the year ended December 31, 2013. However, such restructuring plans are not sufficiently developed to enable management to make an estimate of such restructuring charges at December 31, 2011.

Restructuring charges associated with restructuring plans related to the Acquisition are included in other expenses within Corporate & Other. Such restructuring charges included:

	Years Ended December 31,
	2011	2010
	(In millions)
Balance at January 1,	$10	$—
Restructuring charges	46	10
Cash payments	(43)	—

Balance at December 31,	$13	$10

Restructuring charges incurred in current period	$46	$10

Total restructuring charges incurred since inception of restructuring plans	$56	$10

Other Restructuring Charges

In September 2008, the Company began an enterprise-wide cost reduction and revenue enhancement initiative which was fully implemented by December 31, 2011. This initiative was focused on reducing complexity, leveraging scale, increasing productivity and improving the effectiveness of the Company’s operations, as well as providing a foundation for future growth.

These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported within Corporate & Other. Restructuring charges associated with this enterprise-wide initiative were as follows:

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Balance at January 1,	$7	$36	$86
Severance charges	2	17	84
Change in severance charge estimates	(1)	(1)	(8)
Cash payments	(8)	(45)	(126)

Balance at December 31,	$—	$7	$36

Restructuring charges incurred in current period	$1	$16	$76

Total restructuring charges incurred since inception of initiative	$194	$193	$177

Changes in severance charge estimates were due to changes in estimates for variable incentive compensation, COBRA benefits, employee outplacement services and for employees whose severance status changed.

In addition to the above charges, the Company has recognized lease charges of $28 million associated with the consolidation of office space since the inception of the initiative.